Accounts Payable Related To Energy Generated By Consumers - Additional Information (Details) R$ in Millions	Dec. 31, 2024 BRL (R$) GWh facilities	Dec. 31, 2023 BRL (R$) GWh facilities
Accounts Payable Related to Energy Generated by Consumers
Current liabilities	R$ 14,145	R$ 13,093
Current liabilities related to energy	R$ 1,252	R$ 705
Number of generating facilities | facilities	301,804	249,241
Amount of energy injected | GWh	6,108	4,720